Commitments and Contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Mar. 01, 2016
Commitments and Contingencies [Line Items]
Rental expenses		¥ 60,377	¥ 53,742	¥ 42,177
Three branches of Beijing Wangpin [Member]
Commitments and Contingencies [Line Items]
Fine per entity may be imposed related to conduct human resources related services without the human resources service license		30
Donation [Member] | Beijing Wangpin [Member]
Commitments and Contingencies [Line Items]
Amount of donation commitment		¥ 5,500			¥ 10,000
Amount of donation paid	¥ 4,500